111 Huntington Avenue, Boston, Massachusetts  02199-7618
617 - 954-5000

                                        May 5, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Blended Research® Core Equity Portfolio, MFS® Bond Portfolio, MFS® Core Equity Portfolio, MFS® Emerging Markets Equity Portfolio, MFS® Global Governments Portfolio, MFS® Global Growth Portfolio, MFS® Global Research Portfolio, MFS® Global Tactical Allocation Portfolio, MFS® Government Securities Portfolio, MFS® High Yield Portfolio, MFS® International Growth Portfolio, MFS® International Value Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Money Market Portfolio, MFS® New Discovery Portfolio, MFS® Research International Portfolio, MFS® Strategic Income Portfolio, MFS® Technology Portfolio, MFS® Utilities Portfolio and MFS® Value Portfolio

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No 53 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 29, 2014.

Please call the undersigned at (617) 954-4340 or Lisa Foley at (617) 954-6634 with any questions you may have.

                                        Very truly yours,

                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

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